Warrants - Disclosure of movement in warrant liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Warrants [Line Items]
Current derivative financial liabilities at beginning of period	€ 0	€ 0	€ 0
Issuance of warrants	20,196	0	0
Exercises of warrants	(73)	0	0
Change in fair value of warrants	10,856	0	0
Current derivative financial liabilities at end of period	€ 30,979	€ 0	€ 0